Long term debt, current and non-current (Tables)	12 Months Ended
Dec. 31, 2019
Long term debt, current and non-current [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
	2019	2018
9.5% Senior Unsecured Bond	100,000	100,000
Secured Term Loans	378,298	434,850
Total debt outstanding	$478,298	$534,850
Less related deferred financing costs	(3,347)	(4,303)
Total debt, net of deferred financing costs	$474,951	$530,547
Less: Current portion of long term debt, net of deferred financing costs current	(40,205)	(96,434)
Long-term debt, net of current portion and deferred financing costs, non-current	$434,746	$434,113

Schedule of Maturities of Long-term Debt [Table Text Block]
Period	Principal Repayment
Year 1	$41,242
Year 2	143,853
Year 3	83,827
Year 4	157,363
Year 5	24,347
Year 6 and thereafter	27,666
Total	$478,298